Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Blend Fund, Inc.
Entity Central Index Key	0000356683
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
PGIM JENNISON BLEND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class A
Trading Symbol	PBQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at
(800) 225-1852
or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class A	$105	0.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Stock selection broadly contributed to the Fund’s overall positive performance relative to the Index, especially within the consumer staples, information technology, consumer discretionary, and financial services sectors.
■
Conversely, security
selection
within the utilities sector, along with underweights in information technology and communication services and a slight overweight in energy, detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	19.82%	12.69%	9.55%
Class A without sales charges	26.79%	13.97%	10.17%
Russell 3000 Index	26.14%	15.19%	12.36%
Broad-Based Securities Market Index: S&P 500 Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,094,803,758
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 4,855,624
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,094,803,758
Number of fund holdings	282
Total advisory fees paid for the year	$ 4,855,624
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	8.7%
Banks	8.6%
Software	8.1%
Pharmaceuticals	5.3%
Interactive Media & Services	4.6%
Biotechnology	4.6%
Broadline Retail	3.8%
Technology Hardware, Storage & Peripherals	3.7%
Insurance	3.2%
Oil, Gas & Consumable Fuels	3.1%
Financial Services	2.8%
Machinery	2.7%
Aerospace & Defense	2.6%
Capital Markets	2.4%
Consumer Staples Distribution & Retail	2.2%
Health Care Providers & Services	2.0%
Entertainment	1.7%
Hotels, Restaurants & Leisure	1.5%
Chemicals	1.4%
Automobiles	1.4%
Multi-Utilities	1.3%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Household Durables	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Metals & Mining	1.1%
IT Services	1.0%
Food Products	1.0%
Commercial Services & Supplies	1.0%
Building Products	1.0%
Energy Equipment & Services	0.9%
Ground Transportation	0.9%
Residential REITs	0.9%
Construction & Engineering	0.7%
Industry Classification	% of Net Assets
Electric Utilities	0.6%
Electrical Equipment	0.6%
Professional Services	0.6%
Communications Equipment	0.6%
Electronic Equipment, Instruments & Components	0.6%
Marine Transportation	0.6%
Automobile Components	0.5%
Personal Care Products	0.5%
Media	0.5%
Beverages	0.5%
Specialized REITs	0.5%
Trading Companies & Distributors	0.5%
Office REITs	0.5%
Passenger Airlines	0.4%
Health Care REITs	0.4%
Retail REITs	0.4%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Household Products	0.3%
Health Care Technology	0.3%
Industrial REITs	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Diversified Telecommunication Services	0.2%
Hotel & Resort REITs	0.2%
Diversified Consumer Services	0.2%
Gas Utilities	0.2%
Consumer Finance	0.1%
Real Estate Management & Development	0.1%
Water Utilities	0.1%
Life Sciences Tools & Services	0.1%
Leisure Products	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Blend Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class C
Trading Symbol	PRECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class C	$213	1.89%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Stock selection broadly contributed to the Fund’s overall positive performance relative to the Index, especially within the consumer staples, information technology, consumer discretionary, and financial services sectors.
■
Conversely, security selection within the utilities sector, along with underweights in information technology and communication services and a slight overweight in energy, detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	24.62%	12.82%	9.20%
Class C without sales charges	25.62%	12.82%	9.20%
Russell 3000 Index	26.14%	15.19%	12.36%
Broad-Based Securities Market Index: S&P 500 Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,094,803,758
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 4,855,624
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,094,803,758
Number of fund holdings	282
Total advisory fees paid for the year	$ 4,855,624
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	8.7%
Banks	8.6%
Software	8.1%
Pharmaceuticals	5.3%
Interactive Media & Services	4.6%
Biotechnology	4.6%
Broadline Retail	3.8%
Technology Hardware, Storage & Peripherals	3.7%
Insurance	3.2%
Oil, Gas & Consumable Fuels	3.1%
Financial Services	2.8%
Machinery	2.7%
Aerospace & Defense	2.6%
Capital Markets	2.4%
Consumer Staples Distribution & Retail	2.2%
Health Care Providers & Services	2.0%
Entertainment	1.7%
Hotels, Restaurants & Leisure	1.5%
Chemicals	1.4%
Automobiles	1.4%
Multi-Utilities	1.3%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Household Durables	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Metals & Mining	1.1%
IT Services	1.0%
Food Products	1.0%
Commercial Services & Supplies	1.0%
Building Products	1.0%
Energy Equipment & Services	0.9%
Ground Transportation	0.9%
Residential REITs	0.9%
Construction & Engineering	0.7%
Industry Classification	% of Net Assets
Electric Utilities	0.6%
Electrical Equipment	0.6%
Professional Services	0.6%
Communications Equipment	0.6%
Electronic Equipment, Instruments & Components	0.6%
Marine Transportation	0.6%
Automobile Components	0.5%
Personal Care Products	0.5%
Media	0.5%
Beverages	0.5%
Specialized REITs	0.5%
Trading Companies & Distributors	0.5%
Office REITs	0.5%
Passenger Airlines	0.4%
Health Care REITs	0.4%
Retail REITs	0.4%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Household Products	0.3%
Health Care Technology	0.3%
Industrial REITs	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Diversified Telecommunication Services	0.2%
Hotel & Resort REITs	0.2%
Diversified Consumer Services	0.2%
Gas Utilities	0.2%
Consumer Finance	0.1%
Real Estate Management & Development	0.1%
Water Utilities	0.1%
Life Sciences Tools & Services	0.1%
Leisure Products	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Blend Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class Z
Trading Symbol	PEQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class Z	$73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Stock selection broadly contributed to the Fund’s overall positive performance relative to the Index, especially within the consumer staples, information technology, consumer discretionary, and financial services sectors.
■
Conversely, security selection within the utilities sector, along with underweights in information technology and communication services and a slight overweight in energy, detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	27.19%	14.30%	10.49%
Russell 3000 Index	26.14%	15.19%	12.36%
Broad-Based Securities Market Index: S&P 500 Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,094,803,758
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 4,855,624
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF
8
/31/2024?

Fund’s net assets	$ 1,094,803,758
Number of fund holdings	282
Total advisory fees paid for the year	$ 4,855,624
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	8.7%
Banks	8.6%
Software	8.1%
Pharmaceuticals	5.3%
Interactive Media & Services	4.6%
Biotechnology	4.6%
Broadline Retail	3.8%
Technology Hardware, Storage & Peripherals	3.7%
Insurance	3.2%
Oil, Gas & Consumable Fuels	3.1%
Financial Services	2.8%
Machinery	2.7%
Aerospace & Defense	2.6%
Capital Markets	2.4%
Consumer Staples Distribution & Retail	2.2%
Health Care Providers & Services	2.0%
Entertainment	1.7%
Hotels, Restaurants & Leisure	1.5%
Chemicals	1.4%
Automobiles	1.4%
Multi-Utilities	1.3%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Household Durables	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Metals & Mining	1.1%
IT Services	1.0%
Food Products	1.0%
Commercial Services & Supplies	1.0%
Building Products	1.0%
Energy Equipment & Services	0.9%
Ground Transportation	0.9%
Residential REITs	0.9%
Construction & Engineering	0.7%
Industry Classification	% of Net Assets
Electric Utilities	0.6%
Electrical Equipment	0.6%
Professional Services	0.6%
Communications Equipment	0.6%
Electronic Equipment, Instruments & Components	0.6%
Marine Transportation	0.6%
Automobile Components	0.5%
Personal Care Products	0.5%
Media	0.5%
Beverages	0.5%
Specialized REITs	0.5%
Trading Companies & Distributors	0.5%
Office REITs	0.5%
Passenger Airlines	0.4%
Health Care REITs	0.4%
Retail REITs	0.4%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Household Products	0.3%
Health Care Technology	0.3%
Industrial REITs	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Diversified Telecommunication Services	0.2%
Hotel & Resort REITs	0.2%
Diversified Consumer Services	0.2%
Gas Utilities	0.2%
Consumer Finance	0.1%
Real Estate Management & Development	0.1%
Water Utilities	0.1%
Life Sciences Tools & Services	0.1%
Leisure Products	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Blend Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class R6
Trading Symbol	PBQQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class R6	$73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Stock selection broadly contributed to the Fund’s overall positive performance relative to the Index, especially within the consumer staples, information technology, consumer discretionary, and financial services sectors.
■
Conversely, security selection within the utilities sector, along with underweights in information technology and communication services and a slight overweight in energy, detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	27.19%	14.30%	12.10% (10/26/2017)
Russell 3000 Index	26.14%	15.19%	13.39%
Broad-Based Securities Market Index: S&P 500 Index	27.14%	15.92%	14.13%

Performance Inception Date	Oct. 26, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,094,803,758
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 4,855,624
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,094,803,758
Number of fund holdings	282
Total advisory fees paid for the year	$ 4,855,624
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	8.7%
Banks	8.6%
Software	8.1%
Pharmaceuticals	5.3%
Interactive Media & Services	4.6%
Biotechnology	4.6%
Broadline Retail	3.8%
Technology Hardware, Storage & Peripherals	3.7%
Insurance	3.2%
Oil, Gas & Consumable Fuels	3.1%
Financial Services	2.8%
Machinery	2.7%
Aerospace & Defense	2.6%
Capital Markets	2.4%
Consumer Staples Distribution & Retail	2.2%
Health Care Providers & Services	2.0%
Entertainment	1.7%
Hotels, Restaurants & Leisure	1.5%
Chemicals	1.4%
Automobiles	1.4%
Multi-Utilities	1.3%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Household Durables	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Metals & Mining	1.1%
IT Services	1.0%
Food Products	1.0%
Commercial Services & Supplies	1.0%
Building Products	1.0%
Energy Equipment & Services	0.9%
Ground Transportation	0.9%
Residential REITs	0.9%
Construction & Engineering	0.7%
Industry Classification	% of Net Assets
Electric Utilities	0.6%
Electrical Equipment	0.6%
Professional Services	0.6%
Communications Equipment	0.6%
Electronic Equipment, Instruments & Components	0.6%
Marine Transportation	0.6%
Automobile Components	0.5%
Personal Care Products	0.5%
Media	0.5%
Beverages	0.5%
Specialized REITs	0.5%
Trading Companies & Distributors	0.5%
Office REITs	0.5%
Passenger Airlines	0.4%
Health Care REITs	0.4%
Retail REITs	0.4%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Household Products	0.3%
Health Care Technology	0.3%
Industrial REITs	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Diversified Telecommunication Services	0.2%
Hotel & Resort REITs	0.2%
Diversified Consumer Services	0.2%
Gas Utilities	0.2%
Consumer Finance	0.1%
Real Estate Management & Development	0.1%
Water Utilities	0.1%
Life Sciences Tools & Services	0.1%
Leisure Products	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets